LOAN PAYABLES (Tables) - One Eighty Holdings Ltd [Member]	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF LOANS

The Company had the following loans at March 31, 2023 and September 30, 2022:

Bank	Loan Agreement Date	Loan Amount	Interest Rate	Loan Term	Purpose of loan	Balance at March 31, 2023	Balance at September 30, 2022
CIMB BANK BERHAD	5/23/2014	$591,178	BLR*-2.10%	240 months	Real property loan	$464,360	$458,428
	5/23/2014	188,735	BLR*-2.10%	240 months	Real property loan	155,882	154,183
Hong Leong Islamic Bank	2/26/2019	229,505	IFR**-2.55%	216 months	Real property loan	203,047	198,679
	2/26/2019	235,544	IFR**-2.55%	216 months	Real property loan	208,300	203,823
	2/26/2019	439,165	IFR**-2.55%	216 months	Real property loan	388,148	379,814
	2/26/2019	319,236	IFR**-2.55%	216 months	Real property loan	282,393	274,569
	2/26/2019	510,993	IFR**-2.55%	216 months	Real property loan	451,603	441,908
Hong Leong Islamic Bank	4/23/2020	215,700	3.50%	66 months	Working capital	135,836	143,131
Total		$2,730,056				$2,289,569	$2,254,535

*	Base lending rate

**	Islamic financing rate

The Company had the following loans at September 30, 2022 and 2021:

Bank	Loan Agreement Date	Loan Amount	Interest Rate	Loan Term	Purpose of loan	Balance at September 30, 2022	Balance at September 30, 2021
CIMB BANK BERHAD	5/23/2014	$591,178	BLR*-2.10%	240 months	Real property loan	$458,428	$568,641
	5/23/2014	188,735	BLR*-2.10%	240 months	Real property loan	154,183	209,131
Hong Leong Islamic Bank	2/26/2019	229,505	IFR**-2.55%	216 months	Real property loan	198,679	227,977
	2/26/2019	235,544	IFR**-2.55%	216 months	Real property loan	203,823	233,889
	2/26/2019	439,165	IFR**-2.55%	216 months	Real property loan	379,814	435,858
	2/26/2019	319,236	IFR**-2.55%	216 months	Real property loan	274,569	317,072
	2/26/2019	510,993	IFR**-2.55%	216 months	Real property loan	441,908	507,121
Hong Leong Islamic Bank	4/23/2020	215,700	3.50%	66 months	Working capital	143,131	174,363
Total		$2,730,056				$2,254,535	$2,674,052

*	Base lending rate
**	Islamic financing rate

SCHEDULE OF FUTURE MINIMUM LOAN PAYMENTS TO BE PAID

As of March 31, 2023, the future minimum loan payments to be paid by the year are as follows:

12 months ending March 31,	Loan payment
2024	$260,864
2025	260,864
2026	260,864
2027	260,864
2028	260,864
Thereafter	1,635,675
Total future minimum loan payments	2,939,995
Less: imputed interest	(650,426)
Present value of loan liabilities	$2,289,569

As of September 30, 2022, the future minimum loan payments to be paid by the year are as follows:

12 months ending September 30,	Loan payment
2023	$248,316
2024	248,316
2025	248,316
2026	248,316
2027	248,316
Thereafter	1,682,532
Total future minimum loan payments	2,924,112
Less: imputed interest	(669,577)
Present value of loan liabilities	$2,254,535